Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Dividends
Summary of dividends

	Year ended December 31,
	2022	2021
	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend for 2022: $0.10 per share	60	–
Interim dividend for 2022: $0.10 per share	61	–
Interim dividend for 2022: $0.10 per share	59	–
Interim dividend for 2022: $0.10 per share	60	–
Cash dividends on preferred shares declared and paid:
Interim dividend for 2022	6	–
Interim dividend for 2022	5	–
	251	–